Anfield U.S. Equity Sector Rotation ETF
Schedule of Investments
July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 84.6%	Shares	Value
ARK Next Generation Internet ETF	300,022	$ 41,055,010
Invesco KBW Bank ETF	151,895	14,592,553
iShares Semiconductor ETF	78,003	39,382,935
iShares U.S. Financial Services ETF	179,315	17,128,169
iShares U.S. Pharmaceuticals ETF	249,382	25,342,199
iShares U.S. Transportation ETF	32,463	2,755,784
State Street Consumer Staples Select Sector SPDR ETF	54,399	4,626,635
State Street Industrial Select Sector SPDR ETF	73,927	13,295,032
State Street SPDR S&P 500 ETF Trust	50,942	38,055,202
State Street SPDR S&P Homebuilders ETF	34,296	3,556,152
State Street SPDR S&P Insurance ETF	108,877	6,994,258
TOTAL EXCHANGE TRADED FUNDS (Cost $192,016,859)		206,783,929

COMMON STOCKS - 15.0%	Shares	Value
Aerospace & Defense - 0.7%
Carpenter Technology Corp.	3,187	1,656,156

Chemicals - 0.7%
Element Solutions, Inc.	47,343	1,738,908

Construction & Engineering - 2.8%
Comfort Systems USA, Inc.	1,072	1,854,228
Everus Construction Group, Inc. (a)	13,678	1,715,631
MasTec, Inc. (a)	4,879	1,283,665
Quanta Services, Inc.	2,842	1,896,637
		6,750,161

Consumer Staples Distribution & Retail - 0.8%
Casey's General Stores, Inc.	2,323	2,023,333

Electrical Equipment - 0.7%
nVent Electric PLC	11,958	1,839,499

Electronic Equipment, Instruments & Components - 2.9%
Flex Ltd. (a)	13,359	1,519,586
Jabil, Inc.	5,674	1,787,594
Keysight Technologies, Inc. (a)	5,864	1,871,085
Littelfuse, Inc.	4,555	2,013,902
		7,192,167

Entertainment - 0.8%
Madison Square Garden Sports Corp. (a)	4,923	1,938,087

Food Products - 0.8%
Darling Ingredients, Inc. (a)	31,557	1,913,617

Ground Transportation - 0.8%
CSX Corp.	38,767	1,953,857

Machinery - 0.7%
Caterpillar, Inc.	2,017	1,643,472

Oil, Gas & Consumable Fuels - 0.8%
Targa Resources Corp.	6,952		1,879,612

Pharmaceuticals - 0.8%
Royalty Pharma PLC - Class A	32,972		1,926,554

Specialty Retail - 0.9%
Ross Stores, Inc.	8,649		2,171,505

Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA	20,037		1,913,133
TOTAL COMMON STOCKS (Cost $37,274,300)			36,540,061

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (b)	1,286,862		1,286,862
TOTAL MONEY MARKET FUNDS (Cost $1,286,862)			1,286,862

TOTAL INVESTMENTS - 100.1% (Cost $230,578,021)			244,610,852
Liabilities in Excess of Other Assets - (0.1)%		(0.00098)	(240,549)
TOTAL NET ASSETS - 100.0%			$ 244,370,303

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Anfield U.S. Equity Sector Rotation ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 206,783,929	$ –	$ –	$ 206,783,929
Common Stocks	36,540,061	–	–	36,540,061
Money Market Funds	1,286,862	–	–	1,286,862
Total Investments	$ 244,610,852	$ –	$ –	$ 244,610,852

Refer to the Schedule of Investments for further disaggregation of investment categories.